Fair Value Measurements And Disclosure (Notional Amount Of Our Outstanding Derivative Positions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 15,122	$ 17,309
Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	3,000	8,800
Cross-Currency Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	12,071	7,502
Interest Rate Locks [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	0	800
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 51	$ 207